Condensed financial information of the parent company (Tables)	12 Months Ended
Dec. 31, 2025
Condensed financial information of the parent company
Schedule of condensed financial information of the parent company - condensed balance sheets

	As of December 31,
	2024	2025
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	305,194,205	1,792,785,371	256,364,898
Short-term investments	698,152,621	574,322,435	82,127,016
Time and Structured deposits	380,047,326	—	—
Short-term amounts due from related parties	440,259,744	320,663,822	45,854,317
Other current assets	14,670	42,098	6,020
Total current assets	1,823,668,566	2,687,813,726	384,352,251
Non-current assets:
Investments in subsidiaries, VIEs and VIEs’ subsidiaries	10,211,096,821	10,483,508,886	1,499,121,832
Total non-current assets	10,211,096,821	10,483,508,886	1,499,121,832
TOTAL ASSETS	12,034,765,387	13,171,322,612	1,883,474,083

	As of December 31,
	2024	2025
	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY:
Current liabilities:
Short-term borrowings	720,000,000	1,436,000,000	205,345,269
Accrued expenses and other current liabilities	19,456,357	12,424,971	1,776,747
Short-term amounts due to related parties	3,880,000	91,293,750	13,054,833
Total current liabilities	743,336,357	1,539,718,721	220,176,849
Non-current liabilities	—	—	—
TOTAL LIABILITIES	743,336,357	1,539,718,721	220,176,849
Shareholders’ equity
Class A Ordinary shares (US$0.0001 par value; 656,508,828 shares authorized, 201,304,881 shares issued and 105,198,013 shares outstanding, as of December 31, 2024; 656,508,828 shares authorized, 201,304,881 shares issued and 93,185,285 shares outstanding, as of December 31, 2025)	132,052	132,052	18,883
Class B Ordinary shares (US$0.0001 par value; 63,491,172 shares authorized, 63,491,172 shares issued and outstanding, as of December 31, 2024 and 2025)	43,836	43,836	6,268
Treasury shares	(1,419,285,878)	(1,716,516,330)	(245,458,571)
Additional paid-in capital	4,026,668,369	4,024,378,922	575,478,532
Accumulated other comprehensive income/ (loss)	13,751,495	(55,181,141)	(7,890,798)
Retained earnings	8,670,119,156	9,378,746,552	1,341,142,920
Total shareholders’ equity	11,291,429,030	11,631,603,891	1,663,297,234
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	12,034,765,387	13,171,322,612	1,883,474,083

Schedule of condensed financial information of the parent company - condensed statements of comprehensive income

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Share-based compensation expense	(4,935,782)	(2,257,795)	—	—
General and administrative	(19,070,062)	(40,780,739)	(32,361,695)	(4,627,661)
Interest and investment income, net	104,687,566	189,674,053	474,598,252	67,866,647
Other income	28,626,092	24,463,472	19,514,738	2,790,570
Foreign exchange gain/(loss), net	(545,948)	20,792,611	(45,888,491)	(6,561,967)
Share of loss/(profit) in subsidiaries, VIEs and VIEs’ subsidiaries	(69,628,327)	(100,160,207)	292,764,592	41,864,781
Net income before income taxes	39,133,539	91,731,395	708,627,396	101,332,370
Income tax expense	—	—	—	—
Net income	39,133,539	91,731,395	708,627,396	101,332,370
Other comprehensive income
Foreign currency translation adjustment	21,829,283	37,882,398	(68,932,636)	(9,857,236)
Total comprehensive income	60,962,822	129,613,793	639,694,760	91,475,134

Schedule of condensed financial information of the parent company - condensed statements of cash flows

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net income	39,133,539	91,731,395	708,627,396	101,332,370
Adjustments to reconcile net income to net cash used in operating activities:
Share of loss/(profit) in subsidiaries, VIEs and VIEs’ subsidiaries	69,628,327	100,160,207	(292,764,592)	(41,864,781)
Share-based compensation expense	4,935,782	2,257,795	—	—
Unrealized investment loss/(income) of short-term Investments	138,739,373	1,925,270	(141,587,920)	(20,246,803)
Foreign exchange loss/(gain)	545,948	(20,792,611)	45,888,491	6,561,967
Payables to employee	405,208	4,893,049	(5,303,469)	(758,386)
Other payables	2,935,558	10,942,366	1,155,545	165,240
Net cash provided by operating activities	256,323,735	191,117,471	316,015,451	45,189,607
Net cash provided by (used in) investing activities	29,180,599	(523,283,656)	822,761,158	117,653,281
Net cash provided by (used in) financing activities	(420,660,054)	186,843,558	415,494,195	59,414,880
Effect of exchange rate changes on cash and cash equivalents	(10,899,643)	37,199,026	(66,679,638)	(9,535,061)
Net increase (decrease) in cash and cash equivalents	(146,055,363)	(108,123,601)	1,487,591,166	212,722,707
Cash and cash equivalents at beginning of the year	559,373,169	413,317,806	305,194,205	43,642,191
Cash and cash equivalents at end of the year	413,317,806	305,194,205	1,792,785,371	256,364,898